Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
C000048071
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli SRI Fund, Inc. - Class AAA
C000048073
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli SRI Fund, Inc. - Class C
C000048074
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli SRI Fund, Inc. - Class I
C000048072
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli SRI Fund, Inc. - Class A
S&P 500 Index
Account Value [Line Items]
Account Value	$ 35,934	$ 31,203	$ 25,051	$ 20,947	$ 23,436	$ 16,646	$ 15,483	$ 14,022	$ 12,260	$ 10,399	$ 10,000
S&P 500 Index
Account Value [Line Items]
Account Value	35,934	31,203	25,051	20,947	23,436	16,646	15,483	14,022	12,260	10,399	10,000
S&P 500 Index
Account Value [Line Items]
Account Value	35,934	31,203	25,051	20,947	23,436	16,646	15,483	14,022	12,260	10,399	10,000
S&P 500 Index
Account Value [Line Items]
Account Value	35,934	31,203	25,051	20,947	23,436	16,646	15,483	14,022	12,260	10,399	10,000
MSCI ACWI SRI Index
Account Value [Line Items]
Account Value	28,927	25,272	21,854	18,323	21,456	15,295	14,229	13,037	11,580	9,793	10,000
MSCI ACWI SRI Index
Account Value [Line Items]
Account Value	28,927	25,272	21,854	18,323	21,456	15,295	14,229	13,037	11,580	9,793	10,000
MSCI ACWI SRI Index
Account Value [Line Items]
Account Value	28,927	25,272	21,854	18,323	21,456	15,295	14,229	13,037	11,580	9,793	10,000
MSCI ACWI SRI Index
Account Value [Line Items]
Account Value	$ 28,927	$ 25,272	$ 21,854	$ 18,323	$ 21,456	$ 15,295	$ 14,229	$ 13,037	$ 11,580	$ 9,793	$ 10,000